Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Summary of Account Receivable

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Accounts receivable	131,363	145,783	21,765
Allowance for credit losses	(39,166)	(44,823)	(6,692)

	92,197	100,960	15,073

Summary of Movement in the Allowances for Doubtful Accounts
The changes in the allowance for credit losses were as follows:

	For the six months ended June 30
	2021	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)

Balance at beginning of the period	24,215	39,166	5,847
Adoption of ASC 326	11,358	—	—
Provisions	(937)	5,657	845

Balance at end of the period	34,636	44,823	6,692